Financial income and financial expense - Disclosure of Detailed Information about Financial Income (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Interest income on financial assets held at amortized costs	SFr 99	SFr 367	SFr 1,599
Net foreign exchange gain	92	0	0
Finance income	SFr 191	SFr 367	SFr 1,599